CONSOLIDATED STATEMENTS OF INCOME (Unaudited) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES OF $28,707 AND $51,159, RESPECTIVELY			$ 462,408	$ 202,057	$ 910,227	$ 1,631,653
COST OF REVENUES			313,920	145,967	654,177	1,314,080
Gross profit			148,488	56,090	256,050	317,573
OPERATING EXPENSES
Selling, general and administrative expenses			568,980	647,219	2,594,725	2,074,448
Bad Debt Expense					20,099	1,514,160
Income (Loss) from operations			(420,492)	(591,129)	(2,358,774)	(3,271,035)
Other income / (expense)
Interest expense			(17,373)	(3,807)	(55,837)	(14,986)
Interest expense related to loan origination fee on convertible note			(41,000)		(60,000)
Interest expense related to warrants on convertible note			(1,052,571)		(281,565)
Interest expense on convertible note			(19,966)		(21,557)
Loss on derivative			(265,866)		(361,152)
EIDL advance					7,000
Other income					6,290	1,498,352
Tax expense			(2,275)
Net Income (Loss)			$ (1,819,543)	$ (594,936)	$ (3,125,595)	$ (1,787,669)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted			775,469,306	710,868,609	775,469,306	710,868,609
NET LOSS PER COMMON SHARES:
Basic and diluted			$ 0.00	$ 0.00	$ (0.00)	$ (0.00)
S and S Beverage [Member]
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES OF $28,707 AND $51,159, RESPECTIVELY	$ 572	$ 11,520			$ 342,972	$ 865,261
COST OF REVENUES	1,130	36,605			339,609	618,891
Gross profit	(558)	(25,085)			3,363	246,370
OPERATING EXPENSES
Selling, general and administrative expenses	2,909	57,316			606,627	1,010,565
Income (Loss) from operations	(3,467)	(82,401)			(603,264)	(764,195)
Other income / (expense)
Interest expense					(11,915)	(10,597)
Income tax expense, net					(13,290)
Net Income (Loss)	$ (3,467)	$ (82,401)			$ (628,469)	$ (774,792)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted	10,000	10,000			10,000	10,000
NET LOSS PER COMMON SHARES:
Basic and diluted	$ (0.35)	$ (8.24)			$ (62.85)	$ (77.48)